Refundable Research Development and Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Refundable Research Development And Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Provision Amount Differs from Statutory U.S. Federal Income Tax Rate

The Company’s effective income tax provision differs from the amount calculated using the statutory U.S. federal income tax rate, principally due to the following:

	Year Ended December
	2017		2016		2015
	Amount	Percentage of income before income taxes	Amount	Percentage of income before income taxes	Amount	Percentage of income before income taxes
Statutory U.S. federal income tax	$(17,852,133)	35.0%	$(9,222,377)	34.0%	$(15,815,425)	34.0%
State income taxes, net of federal benefit	(1,634,924)	3.3	(992,768)	3.5	(685,158)	1.5
Change in valuation allowances	11,176,291	(20.8)	12,923,538	(46.4)	6,932,927	(14.9)
Re-measurement of deferred taxes	15,659,916	(31.9)	—	—	—	—
Tax credits	(3,316,729)	7.7	(2,933,836)	10.8	(488,588)	1.1
Acquisition Accounting	—	—	—	—	9,005,240	(19.4)
Permanent and other	(4,032,421)	6.7	225,443	(1.9)	1,051,004	(2.3)
Effective income tax provision	$—	—%	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Accrual to cash adjustment	$914,627	$345,623
Intangible assets	41,166	23,543
Share-based compensation	1,000,887	1,826,372
Contribution carryforwards	23,371	24,465
Net operating loss carryforwards	22,704,142	30,699,411
Research and development credits	1,842,200	3,357,291
Orphan drug credits	3,502,686	4,928,666
Total deferred tax assets	30,029,079	41,205,371
Less valuation allowance	(30,029,079)	(41,205,371)
Net deferred tax assets	$—	$—